UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05851

MFS INTERMARKET INCOME TRUST I

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: February 28, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS INVESTMENT MANAGEMENT

MFS® InterMarket Income Trust I

QUARTERLY REPORT

February 28, 2011

MFS InterMarket Income Trust I

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11

Issuer	Shares/Par	Value ($)
Bonds – 103.7%
Aerospace – 0.5%
Alliant Techsystems, Inc., 6.875%, 2020	$55,000	$56,813
BE Aerospace, Inc., 8.5%, 2018	90,000	99,450
Bombardier, Inc., 7.5%, 2018 (n)	160,000	172,000
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015	135,000	108,338
Oshkosh Corp., 8.25%, 2017	65,000	72,150

		$508,751

Apparel Manufacturers – 0.3%
Hanesbrands, Inc., 8%, 2016	$90,000	$97,425
Hanesbrands, Inc., 6.375%, 2020	45,000	43,403
Hanesbrands, Inc., FRN, 3.831%, 2014	75,000	75,000
Phillips-Van Heusen Corp., 7.375%, 2020	105,000	111,825

		$327,653

Asset-Backed & Securitized – 2.6%
Anthracite Ltd., “A”, CDO, FRN, 0.622%, 2019 (z)	$173,112	$157,532
Bank of Nova Scotia, 1.45%, 2013 (n)	440,000	441,157
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (z)	300,000	303,000
Compagnie de Financement Foncier, FRN, 1.053%, 2012 (n)	700,000	699,210
Crest Ltd., “A1” CDO, FRN, 0.782%, 2018 (z)	269,877	232,095
Equity One ABS, Inc., FRN, 4.205%, 2034	349,221	348,225
GMAC Mortgage Corp. Loan Trust, FRN, 4.865%, 2034	207,476	158,122
Hertz Global Holdings, Inc., 4.26%, 2014 (n)	270,000	283,689

		$2,623,030

Automotive – 1.3%
Accuride Corp., 9.5%, 2018	$95,000	$105,925
Allison Transmission, Inc., 11%, 2015 (n)	145,000	157,688
Ford Motor Credit Co. LLC, 12%, 2015	610,000	770,352
General Motors Corp., 7.125%, 2013 (d)	126,000	40,005
Goodyear Tire & Rubber Co., 10.5%, 2016	140,000	159,600
UCI International, Inc., 8.625%, 2019 (z)	25,000	26,625

		$1,260,195

Basic Industry – 0.1%
Trimas Corp., 9.75%, 2017	$95,000	$105,450

Broadcasting – 2.2%
Allbritton Communications Co., 8%, 2018	$90,000	$94,275
CBS Corp., 5.75%, 2020	110,000	116,968
Citadel Broadcasting Corp., 7.75%, 2018 (z)	15,000	16,088
Entravision Communications Corp., 8.75%, 2017	25,000	27,000
Gray Television, Inc., 10.5%, 2015	25,000	26,563
Inmarsat Finance PLC, 7.375%, 2017 (n)	130,000	139,750
Intelsat Bermuda Ltd., 11.25%, 2017	90,000	99,563
Intelsat Jackson Holdings Ltd., 9.5%, 2016	340,000	359,550
Lamar Media Corp., 6.625%, 2015	135,000	138,375
LBI Media, Inc., 8.5%, 2017 (z)	60,000	50,175
Local TV Finance LLC, 9.25%, 2015 (p)(z)	146,767	142,364
NBC Universal, Inc., 5.95%, 2041 (n)	367,000	361,424
Newport Television LLC, 13%, 2017 (n)(p)	41,453	39,208
News America, Inc., 6.9%, 2039	106,000	118,624
Nexstar Broadcasting, Inc., 7%, 2014	48,000	46,800
Nexstar Broadcasting, Inc., 0.5% to 2011, 7% to 2014 (p)	146,997	142,587
Salem Communications Corp., 9.625%, 2016	15,000	16,463
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	50,000	56,500
Sinclair Broadcast Group, Inc., 8.375%, 2018 (n)	15,000	15,863

MFS InterMarket Income Trust I

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Broadcasting – continued
SIRIUS XM Radio, Inc., 13%, 2013 (z)	$30,000	$35,775
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)	60,000	66,525
SIRIUS XM Radio, Inc., 7.625%, 2018 (n)	70,000	74,200
Univision Communications, Inc., 12%, 2014 (n)	22,000	23,980
Univision Communications, Inc., 7.875%, 2020 (n)	45,000	48,263

		$2,256,883

Brokerage & Asset Managers – 0.9%
E*TRADE Financial Corp., 7.875%, 2015	$75,000	$75,375
E*TRADE Financial Corp., 12.5%, 2017	45,000	53,325
Janus Capital Group, Inc., 6.7%, 2017	130,000	142,441
TD AMERITRADE Holding Corp., 5.6%, 2019	570,000	604,183

		$875,324

Building – 0.7%
Building Materials Holding Corp., 6.875%, 2018 (n)	$45,000	$46,125
Building Materials Holding Corp., 7%, 2020 (n)	100,000	105,375
CRH PLC, 8.125%, 2018	210,000	247,891
Nortek, Inc., 11%, 2013	90,533	96,418
Nortek, Inc., 10%, 2018 (n)	25,000	26,688
Owens Corning, 9%, 2019	120,000	142,005
Ply Gem Industries, Inc., 8.25%, 2018 (z)	30,000	30,713

		$695,215

Business Services – 0.6%
First Data Corp., 9.875%, 2015	$70,000	$70,700
Interactive Data Corp., 10.25%, 2018 (n)	150,000	168,000
Iron Mountain, Inc., 6.625%, 2016	115,000	115,575
Iron Mountain, Inc., 8.375%, 2021	50,000	55,313
SunGard Data Systems, Inc., 10.25%, 2015	125,000	131,719
SunGard Data Systems, Inc., 7.375%, 2018 (n)	40,000	41,300
SunGard Data Systems, Inc., 7.625%, 2020 (n)	25,000	25,813

		$608,420

Cable TV – 2.2%
Bresnan Broadband Holdings LLC, 8%, 2018 (z)	$25,000	$26,250
Cablevision Systems Corp., 8.625%, 2017	70,000	78,400
CCH II LLC, 13.5%, 2016	105,000	127,181
CCO Holdings LLC, 7.875%, 2018	160,000	170,800
CCO Holdings LLC, 8.125%, 2020	15,000	16,181
Cequel Communications Holdings, 8.625%, 2017 (z)	30,000	31,725
Charter Communications Operating LLC, 10.875%, 2014 (n)	65,000	73,044
CSC Holdings LLC, 8.5%, 2014	145,000	162,400
CSC Holdings LLC, 8.5%, 2015	50,000	54,750
DIRECTV Holdings LLC, 5.875%, 2019	160,000	173,445
Insight Communications Co., Inc., 9.375%, 2018 (n)	80,000	88,200
Mediacom LLC, 9.125%, 2019	100,000	106,250
Myriad International Holdings B.V., 6.375%, 2017 (n)	293,000	303,621
Time Warner Cable, Inc., 5.4%, 2012	330,000	348,154
Time Warner Cable, Inc., 8.25%, 2019	110,000	135,457
Videotron LTEE, 6.875%, 2014	65,000	65,894
Virgin Media Finance PLC, 9.125%, 2016	130,000	138,775
Virgin Media Finance PLC, 9.5%, 2016	100,000	115,375

		$2,215,902

Chemicals – 2.2%
Ashland, Inc., 9.125%, 2017	$120,000	$139,575

MFS InterMarket Income Trust I

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Chemicals – continued
Celanese U.S. Holdings LLC, 6.625%, 2018 (n)		$65,000	$67,925
Dow Chemical Co., 8.55%, 2019		540,000	684,702
Hexion U.S. Finance Corp/Hexion Nova Scotia Finance, 8.875%, 2018		150,000	161,063
Hexion U.S. Finance Corp/Hexion Nova Scotia Finance, 9%, 2020 (n)		25,000	26,594
Huntsman International LLC, 6.875%, 2013 (n)	E	UR 75,000	105,825
Huntsman International LLC, 8.625%, 2021 (n)		$150,000	166,500
Lyondell Chemical Co., 11%, 2018		279,786	321,054
Momentive Performance Materials, Inc., 12.5%, 2014		119,000	132,834
Momentive Performance Materials, Inc., 11.5%, 2016		101,000	109,585
Momentive Performance Materials, Inc., 9%, 2021 (n)		50,000	53,188
Polypore International, Inc., 7.5%, 2017 (z)		15,000	15,525
Sociedad Quimica y Minera de Chile S.A., 5.5%, 2020 (n)		140,000	139,355
Solutia, Inc., 7.875%, 2020		105,000	115,500

			$2,239,225

Computer Software – 0.3%
Oracle Corp., 5.375%, 2040 (n)		$244,000	$237,830
Syniverse Holdings, Inc., 9.125%, 2019 (z)		65,000	70,200

			$308,030

Computer Software - Systems – 0.1%
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017		$95,000	$104,738

Conglomerates – 1.2%
Amsted Industries, Inc., 8.125%, 2018 (n)		$100,000	$107,500
Ingersoll-Rand Global Holding Co. Ltd., 6%, 2013		540,000	596,583
Ingersoll-Rand Global Holding Co. Ltd., 9.5%, 2014		350,000	421,764
Pinafore LLC, 9%, 2018 (n)		95,000	105,688

			$1,231,535

Construction – 0.1%
Corporacion GEO S.A.B. de C.V., 8.875%, 2014 (n)		$113,000	$126,560

Consumer Products – 1.3%
ACCO Brands Corp., 10.625%, 2015		$10,000	$11,300
ACCO Brands Corp., 7.625%, 2015		50,000	50,938
Central Garden & Pet Co., 8.25%, 2018		70,000	73,588
Easton-Bell Sports, Inc., 9.75%, 2016		80,000	90,000
Elizabeth Arden, Inc., 7.375%, 2021 (z)		60,000	63,000
Jarden Corp., 7.5%, 2017		100,000	106,375
Libbey Glass, Inc., 10%, 2015		72,000	78,660
NBTY, Inc., 9%, 2018 (n)		10,000	10,850
Newell Rubbermaid, Inc., 5.5%, 2013		360,000	387,642
Visant Corp., 10%, 2017		90,000	97,425
Whirlpool Corp., 8%, 2012		279,000	299,053

			$1,268,831

Consumer Services – 0.6%
KAR Holdings, Inc., 10%, 2015		$27,000	$28,620
KAR Holdings, Inc., FRN, 4.304%, 2014		65,000	64,188
Realogy Corp., 10.5%, 2014		45,000	46,800
Service Corp. International, 6.75%, 2015		10,000	10,575
Service Corp. International, 7%, 2017		335,000	356,775
Ticketmaster Entertainment, Inc., 10.75%, 2016		70,000	76,825

			$583,783

Containers – 0.4%
Graham Packaging Co. LP/GPC Capital Corp., 9.875%, 2014		$170,000	$175,950

MFS InterMarket Income Trust I

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Containers – continued
Graham Packaging Co. LP/GPC Capital Corp., 8.25%, 2018	$15,000	$16,163
Owens-Illinois, Inc., 7.375%, 2016	60,000	65,400
Packaging Dynamics Corp., 8.75%, 2016 (z)	35,000	35,831
Reynolds Group, 7.125%, 2019 (n)	100,000	102,500

		$395,844

Defense Electronics – 0.3%
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	$150,000	$167,430
ManTech International Corp., 7.25%, 2018	70,000	73,150
MOOG, Inc., 7.25%, 2018	50,000	52,627

		$293,207

Electronics – 0.9%
CPI International Acquisition, Inc., 8%, 2018 (z)	$25,000	$25,188
Freescale Semiconductor, Inc., 10.125%, 2018 (n)	45,000	51,525
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	65,000	72,475
Jabil Circuit, Inc., 7.75%, 2016	95,000	107,588
NXP B.V., 7.875%, 2014	75,000	78,281
Tyco Electronics Ltd., 6%, 2012	500,000	535,126

		$870,183

Emerging Market Quasi-Sovereign – 1.3%
Banco do Nordeste do Brasil (BNB), 3.625%, 2015 (n)	$101,000	$98,567
Development Bank of Kazakhstan, 5.5%, 2015 (n)	282,000	289,050
Petrobras International Finance Co., 6.75%, 2041	167,000	170,899
Petroleos Mexicanos, 5.5%, 2021	241,000	241,000
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	236,433	251,801
VEB Finance Ltd., 6.902%, 2020 (n)	245,000	256,344

		$1,307,661

Emerging Market Sovereign – 0.3%
Republic of Argentina, FRN, 0.467%, 2012	$140,700	$134,460
Republic of Philippines, 6.375%, 2034	126,000	133,245

		$267,705

Energy - Independent – 3.0%
Anadarko Petroleum Corp., 5.95%, 2016	$300,000	$328,995
Carrizo Oil & Gas, Inc., 8.625%, 2018 (n)	115,000	122,188
Chesapeake Energy Corp., 6.875%, 2020	75,000	79,875
Comstock Resources, Inc., 7.75%, 2019	40,000	40,000
Concho Resources, Inc., 8.625%, 2017	25,000	27,563
Denbury Resources, Inc., 8.25%, 2020	95,000	105,688
Energy XXI Gulf Coast, Inc., 9.25%, 2017 (n)	115,000	123,625
EXCO Resources, Inc., 7.5%, 2018	40,000	39,700
Harvest Operations Corp., 6.875%, 2017 (n)	100,000	104,000
Hilcorp Energy I LP, 9%, 2016 (n)	160,000	168,000
Linn Energy LLC, 8.625%, 2020 (n)	35,000	39,025
Linn Energy LLC, 7.75%, 2021 (n)	72,000	76,500
Newfield Exploration Co., 6.625%, 2014	100,000	102,250
Newfield Exploration Co., 6.625%, 2016	95,000	98,088
Noble Energy, Inc., 6%, 2041	180,000	184,053
OPTI Canada, Inc., 9.75%, 2013 (n)	80,000	78,800
OPTI Canada, Inc., 8.25%, 2014	175,000	95,375
Penn Virginia Corp., 10.375%, 2016	140,000	157,150
Pioneer Natural Resources Co., 6.875%, 2018	100,000	108,568
Pioneer Natural Resources Co., 7.5%, 2020	105,000	117,893
Plains Exploration & Production Co., 7%, 2017	180,000	187,650

MFS InterMarket Income Trust I

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Independent – continued
QEP Resources, Inc., 6.875%, 2021	$105,000	$109,988
Quicksilver Resources, Inc., 8.25%, 2015	95,000	98,088
Quicksilver Resources, Inc., 9.125%, 2019	90,000	95,400
Range Resources Corp., 8%, 2019	65,000	71,581
SandRidge Energy, Inc., 8%, 2018 (n)	120,000	125,700
Talisman Energy, Inc., 7.75%, 2019	50,000	61,301
Williams Cos., Inc., 7.75%, 2031	59,000	70,233

		$3,017,277

Energy - Integrated – 1.2%
BP Capital Markets PLC, 4.5%, 2020	$106,000	$106,541
CCL Finance Ltd., 9.5%, 2014 (n)	107,000	123,050
Cenovus Energy, Inc., 4.5%, 2014	140,000	150,819
Hess Corp., 8.125%, 2019	120,000	150,709
Pacific Rubiales Energy Corp., 8.75%, 2016 (n)	124,000	140,430
Petro-Canada, 6.05%, 2018	500,000	567,422

		$1,238,971

Entertainment – 0.4%
AMC Entertainment, Inc., 8.75%, 2019	$100,000	$107,375
AMC Entertainment, Inc., 9.75%, 2020 (z)	50,000	53,625
Cinemark USA, Inc., 8.625%, 2019	135,000	147,150
NAI Entertainment Holdings LLC, 8.25%, 2017 (z)	45,000	48,375

		$356,525

Financial Institutions – 2.6%
American General Finance Corp., 5.375%, 2012	$45,000	$44,269
American General Finance Corp., 6.9%, 2017	105,000	94,238
CIT Group, Inc., 7%, 2014	120,000	122,325
CIT Group, Inc., 7%, 2016	160,000	161,400
CIT Group, Inc., 7%, 2017	380,000	382,850
General Electric Capital Corp., 6%, 2019	130,000	143,743
General Electric Capital Corp., 5.5%, 2020	250,000	266,844
General Electric Capital Corp., 6.375% to 2017, FRN to 2067	108,000	110,565
General Electric Capital Corp., FRN, 0.434%, 2012	290,000	289,121
General Electric Capital Corp., FRN, 1.152%, 2014	300,000	302,185
GMAC, Inc., 8%, 2031	60,000	68,700
International Lease Finance Corp., 8.75%, 2017 (n)	125,000	142,813
International Lease Finance Corp., 7.125%, 2018 (n)	152,000	165,870
International Lease Finance Corp., 8.25%, 2020	25,000	27,813
Nationstar Mortgage LLC, 10.875%, 2015 (z)	65,000	66,950
SLM Corp., 8%, 2020	180,000	191,025

		$2,580,711

Food & Beverages – 3.5%
Anheuser-Busch InBev S.A., 7.75%, 2019 (n)	$440,000	$545,485
ARAMARK Corp., 8.5%, 2015	300,000	313,500
B&G Foods, Inc., 7.625%, 2018	70,000	74,725
Conagra Foods, Inc., 5.875%, 2014	500,000	549,083
Constellation Brands, Inc., 7.25%, 2016	130,000	139,750
Del Monte Foods Co., 6.75%, 2015	110,000	111,650
Kellogg Co., 6.6%, 2011	460,000	462,277
Kraft Foods, Inc., 6.75%, 2014	150,000	170,310
Kraft Foods, Inc., 6.125%, 2018	130,000	146,120
Miller Brewing Co., 5.5%, 2013 (n)	380,000	415,560
Pinnacle Foods Finance LLC, 9.25%, 2015	125,000	130,313

MFS InterMarket Income Trust I

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Beverages – continued
Pinnacle Foods Finance LLC, 10.625%, 2017	$35,000	$37,538
SABMiller PLC, 6.2%, 2011 (n)	300,000	305,356
TreeHouse Foods, Inc., 7.75%, 2018	80,000	86,600

		$3,488,267

Food & Drug Stores – 0.2%
CVS Caremark Corp., 3.25%, 2015	$180,000	$182,545

Forest & Paper Products – 1.0%
Boise, Inc., 8%, 2020	$95,000	$104,738
Cascades, Inc., 7.75%, 2017	65,000	68,006
Georgia-Pacific Corp., 7.125%, 2017 (n)	95,000	100,938
Georgia-Pacific Corp., 8%, 2024	50,000	57,313
Georgia-Pacific Corp., 7.25%, 2028	30,000	31,650
Graphic Packaging Holding Co., 7.875%, 2018	60,000	64,500
Inversiones CMPC S.A., 4.75%, 2018 (n)	260,000	250,151
JSG Funding PLC, 7.75%, 2015	10,000	10,250
Millar Western Forest Products Ltd., 7.75%, 2013	115,000	112,988
Sappi Papier Holding GmbH, 6.75%, 2012 (n)	50,000	52,125
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR 100,000	147,655

		$1,000,314

Gaming & Lodging – 2.0%
Ameristar Casinos, Inc., 9.25%, 2014	$70,000	$75,250
Circus & Eldorado Joint Venture, 10.125%, 2012	115,000	112,700
Firekeepers Development Authority, 13.875%, 2015 (n)	100,000	119,125
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (d)(n)	115,000	575
Gaylord Entertainment Co., 6.75%, 2014	125,000	126,875
GWR Operating Partnership LLP, 10.875%, 2017	65,000	70,038
Harrah’s Operating Co., Inc., 11.25%, 2017	110,000	124,850
Harrah’s Operating Co., Inc., 10%, 2018	4,000	3,760
Harrah’s Operating Co., Inc., 10%, 2018	106,000	99,640
Host Hotels & Resorts, Inc., 6.75%, 2016	70,000	72,625
Host Hotels & Resorts, Inc., 9%, 2017	90,000	101,025
Marriott International, Inc., 5.625%, 2013	230,000	245,357
MGM Mirage, 10.375%, 2014	15,000	16,800
MGM Mirage, 11.125%, 2017	45,000	51,863
MGM Mirage, 9%, 2020 (n)	85,000	92,863
MGM Resorts International, 11.375%, 2018	60,000	68,100
Penn National Gaming, Inc., 8.75%, 2019	95,000	105,925
Station Casinos, Inc., 6.875%, 2016 (d)	395,000	40
Station Casinos, Inc., 6.625%, 2018 (d)	290,000	29
Wyndham Worldwide Corp., 6%, 2016	150,000	159,723
Wyndham Worldwide Corp., 5.75%, 2018	250,000	258,406
Wyndham Worldwide Corp., 7.375%, 2020	95,000	105,161
Wynn Las Vegas LLC, 7.75%, 2020	45,000	47,588

		$2,058,318

Industrial – 1.4%
Altra Holdings, Inc., 8.125%, 2016	$65,000	$69,388
Cornell University, 4.35%, 2014	240,000	258,696
Diversey, Inc., 8.25%, 2019	60,000	65,325
Johns Hopkins University, 5.25%, 2019	470,000	521,423
Mueller Water Products, Inc., 7.375%, 2017	70,000	68,250
Mueller Water Products, Inc., 8.75%, 2020	50,000	55,375

MFS InterMarket Income Trust I

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Industrial – continued
Princeton University, 4.95%, 2019		$310,000	$337,500

			$1,375,957

Insurance – 2.8%
Aflac, Inc., 6.45%, 2040		$240,000	$247,275
American International Group, Inc., 8.175% to 2038, FRN to 2068		130,000	142,675
ING Groep N.V., 5.775% to 2015, FRN to 2049		524,000	466,360
Metropolitan Life Global Funding, 2.875%, 2012 (n)		300,000	306,779
Metropolitan Life Global Funding, 5.125%, 2014 (n)		180,000	195,443
Principal Financial Group, Inc., 8.875%, 2019		250,000	318,164
Prudential Financial, Inc., 3.625%, 2012		230,000	237,389
Prudential Financial, Inc., 6.2%, 2015		450,000	498,779
Unum Group, 7.125%, 2016		370,000	419,234

			$2,832,098

Insurance - Health – 0.3%
WellPoint, Inc., 6.8%, 2012		$320,000	$345,148

Insurance - Property & Casualty – 1.8%
Aon Corp., 3.5%, 2015		$350,000	$351,178
CNA Financial Corp., 5.875%, 2020		390,000	405,832
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)		150,000	195,375
PartnerRe Ltd., 5.5%, 2020		257,000	263,642
USI Holdings Corp., 9.75%, 2015 (z)		75,000	77,250
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)		500,000	498,750

			$1,792,027

International Market Quasi-Sovereign – 4.0%
ANZ National Bank Ltd. Group, 3.25%, 2012 (n)		$240,000	$246,366
Bank of Ireland, 2.75%, 2012 (n)		620,000	584,932
Canada Housing Trust, 4.6%, 2011 (n)	CAD	210,000	220,060
EDF Energies Nouvelles S.A., 6.5%, 2019 (n)		$450,000	521,749
ING Bank N.V., 3.9%, 2014 (n)		530,000	563,765
Irish Life & Permanent PLC, 3.6%, 2013 (e)(n)		700,000	635,524
LeasePlan Corp. N.V., 3%, 2012 (n)		180,000	184,122
Royal Bank of Scotland PLC, FRN, 1.012%, 2012 (n)		577,000	580,645
Vestjysk Bank A/S, FRN, 0.851%, 2013 (n)		240,000	241,767
Westpac Banking Corp., 3.45%, 2014 (n)		220,000	230,707

			$4,009,637

International Market Sovereign – 12.4%
Federal Republic of Germany, 3.75%, 2015	EUR	546,000	$799,624
Federal Republic of Germany, 4.25%, 2018	EUR	651,000	978,749
Federal Republic of Germany, 6.25%, 2030	EUR	265,000	492,847
Government of Bermuda, 5.603%, 2020 (n)		$115,000	119,003
Government of Canada, 4.5%, 2015	CAD	171,000	190,278
Government of Canada, 4.25%, 2018	CAD	90,000	99,908
Government of Canada, 5.75%, 2033	CAD	31,000	41,602
Government of Japan, 1.5%, 2012	JPY	39,000,000	484,787
Government of Japan, 1.3%, 2014	JPY	86,000,000	1,083,839
Government of Japan, 1.7%, 2017	JPY	121,000,000	1,565,513
Government of Japan, 2.2%, 2027	JPY	39,000,000	502,235
Government of Japan, 2.4%, 2037	JPY	41,000,000	531,625
Kingdom of Belgium, 5.5%, 2017	EUR	119,000	179,716
Kingdom of Spain, 4.6%, 2019	EUR	129,000	172,165
Kingdom of the Netherlands, 3.75%, 2014	EUR	581,000	845,847
Kingdom of the Netherlands, 5.5%, 2028	EUR	71,000	119,609

MFS InterMarket Income Trust I

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
International Market Sovereign – continued
Republic of Austria, 4.65%, 2018	EUR	281,000	$422,704
Republic of France, 4.75%, 2012	EUR	265,000	384,520
Republic of France, 6%, 2025	EUR	222,000	380,295
Republic of France, 4.75%, 2035	EUR	301,000	460,640
Republic of Italy, 4.75%, 2013	EUR	538,000	769,585
Republic of Italy, 5.25%, 2017	EUR	559,000	816,488
United Kingdom Treasury, 8%, 2015	GBP	275,000	557,650
United Kingdom Treasury, 8%, 2021	GBP	104,000	230,638
United Kingdom Treasury, 4.25%, 2036	GBP	144,000	229,353

			$12,459,220

Local Authorities – 1.1%
Louisiana Gas & Fuels Tax Rev. (Build America Bonds), FRN, 3%, 2043		$310,000	$314,046
Province of Ontario, 2.625%, 2012		800,000	815,886

			$1,129,932

Machinery & Tools – 0.4%
Case Corp., 7.25%, 2016		$50,000	$54,625
Case New Holland, Inc., 7.875%, 2017 (n)		200,000	223,500
Rental Service Corp., 9.5%, 2014		57,000	59,850
RSC Equipment Rental, Inc., 8.25%, 2021 (z)		45,000	47,588

			$385,563

Major Banks – 7.3%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049		$610,000	$454,450
Bank of America Corp., 7.375%, 2014		280,000	318,791
Bank of America Corp., 8% to 2018, FRN to 2049		235,000	248,087
Bank of New York Mellon Corp., 4.3%, 2014		160,000	172,518
Barclays Bank PLC, 5.125%, 2020		340,000	347,303
Barclays Bank PLC, FRN, 1.343%, 2014		190,000	192,033
Commonwealth Bank of Australia, 5%, 2019 (n)		320,000	332,374
Credit Suisse New York, 5.5%, 2014		490,000	538,758
Credit Suisse New York, FRN, 1.263%, 2014		250,000	252,538
Goldman Sachs Group, Inc., 6%, 2014		700,000	775,135
HSBC USA, Inc., 4.875%, 2020		360,000	352,795
Intesa Sanpaolo S.p.A., FRN, 2.712%, 2014 (z)		200,000	199,716
JPMorgan Chase Capital XXII, 6.45%, 2037		261,000	267,627
JPMorgan Chase Capital XXVII, 7%, 2039		69,000	72,248
Macquarie Group Ltd., 6%, 2020 (n)		410,000	414,059
Merrill Lynch & Co., Inc., 6.4%, 2017		40,000	43,952
Morgan Stanley, 6.75%, 2011		220,000	221,559
Morgan Stanley, 6%, 2014		160,000	175,068
Morgan Stanley, 7.3%, 2019		110,000	125,351
Morgan Stanley, 5.625%, 2019		180,000	184,906
Morgan Stanley, FRN, 1.903%, 2014		260,000	263,822
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049		290,000	265,350
Royal Bank of Scotland PLC, 6.125%, 2021		200,000	203,249
Standard Chartered PLC, 3.85%, 2015 (n)		290,000	298,560
Wells Fargo & Co., 4.375%, 2013		410,000	434,088
Wells Fargo & Co., 7.98% to 2018, FRN to 2049		141,000	150,870

			$7,305,207

Medical & Health Technology & Services – 3.0%
Biomet, Inc., 10%, 2017		$60,000	$66,825
Biomet, Inc., 10.375%, 2017 (p)		45,000	50,344
Biomet, Inc., 11.625%, 2017		105,000	118,388

MFS InterMarket Income Trust I

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
Cardinal Health, Inc., 5.8%, 2016	$279,000	$310,159
Community Health Systems, Inc., 8.875%, 2015	210,000	222,600
Davita, Inc., 6.375%, 2018	85,000	86,169
Davita, Inc., 6.625%, 2020	40,000	40,550
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	65,000	74,506
HCA, Inc., 9.25%, 2016	465,000	502,200
HCA, Inc., 8.5%, 2019	80,000	89,600
HealthSouth Corp., 8.125%, 2020	165,000	179,025
Hospira, Inc., 6.05%, 2017	130,000	145,213
McKesson Corp., 3.25%, 2016	340,000	341,533
Tenet Healthcare Corp., 9.25%, 2015	160,000	175,800
Tenet Healthcare Corp., 8%, 2020	35,000	36,050
United Surgical Partners International, Inc., 8.875%, 2017	30,000	31,650
United Surgical Partners International, Inc., 9.25%, 2017 (p)	45,000	47,588
Universal Hospital Services, Inc., 8.5%, 2015 (p)	185,000	193,325
Vanguard Health Systems, Inc., 8%, 2018	110,000	113,025
VWR Funding, Inc., 10.25%, 2015 (p)	128,437	136,143

		$2,960,693

Metals & Mining – 2.1%
ArcelorMittal, 5.5%, 2021	$610,000	$606,078
Arch Coal, Inc., 7.25%, 2020	40,000	42,500
Arch Western Finance LLC, 6.75%, 2013	45,000	45,450
Cloud Peak Energy, Inc., 8.25%, 2017	95,000	103,313
Cloud Peak Energy, Inc., 8.5%, 2019	125,000	137,813
Consol Energy, Inc., 8%, 2017	65,000	70,525
Consol Energy, Inc., 8.25%, 2020	45,000	49,613
Gold Fields Orogen Holdings Ltd., 4.875%, 2020 (n)	207,000	197,681
Novelis, Inc., 8.375%, 2017 (n)	55,000	60,638
Novelis, Inc., 8.75%, 2020 (n)	25,000	27,563
Peabody Energy Corp., 7.375%, 2016	145,000	163,850
Southern Copper Corp., 5.375%, 2020	100,000	102,684
Southern Copper Corp., 6.75%, 2040	180,000	187,061
Vale Overseas Ltd., 4.625%, 2020	169,000	165,945
Vale Overseas Ltd., 6.875%, 2039	117,000	126,206

		$2,086,920

Mortgage-Backed – 2.6%
Fannie Mae, 6%, 2029	$12,725	$12,724
Fannie Mae, 6.5%, 2036	575,279	650,040
Fannie Mae, 6%, 2037 (f)	394,455	429,366
Freddie Mac, 4.224%, 2020	275,759	277,678
Ginnie Mae, 9%, 2016	38,349	43,158
Ginnie Mae, 11%, 2018 - 2019	52,244	58,406
Ginnie Mae, 5.612%, 2058	540,328	575,977
Ginnie Mae, 6.357%, 2058	529,104	571,123

		$2,618,472

Natural Gas - Distribution – 0.3%
AmeriGas Partners LP, 7.125%, 2016	$145,000	$150,800
Ferrellgas Partners LP, 8.625%, 2020	100,000	108,750

		$259,550

Natural Gas - Pipeline – 2.1%
Atlas Pipeline Partners LP, 8.125%, 2015	$40,000	$41,750
Atlas Pipeline Partners LP, 8.75%, 2018	75,000	80,250

MFS InterMarket Income Trust I

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Natural Gas - Pipeline – continued
Colorado Interstate Gas Co., 6.8%, 2015	$32,000	$36,783
Crosstex Energy, Inc., 8.875%, 2018	105,000	115,763
El Paso Corp., 6.875%, 2014	130,000	142,061
El Paso Corp., 7%, 2017	145,000	161,997
El Paso Corp., 7.75%, 2032	50,000	52,940
Energy Transfer Equity LP, 7.5%, 2020	165,000	178,819
Enterprise Products Operating LP, 5.65%, 2013	500,000	539,898
Enterprise Products Partners LP, 8.375% to 2016, FRN to 2066	59,000	63,646
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	38,000	39,615
Kinder Morgan Energy Partners, 5.85%, 2012	271,000	289,760
Kinder Morgan Energy Partners LP, 6.375%, 2041	360,000	362,167

		$2,105,449

Network & Telecom – 3.5%
British Telecommunications PLC, 5.15%, 2013	$255,000	$272,124
CenturyLink, Inc., 7.6%, 2039	360,000	380,045
Cincinnati Bell, Inc., 7%, 2015	135,000	137,700
Cincinnati Bell, Inc., 8.25%, 2017	30,000	30,300
Cincinnati Bell, Inc., 8.75%, 2018	105,000	100,669
Citizens Communications Co., 7.875%, 2027	110,000	106,150
Citizens Communications Co., 9%, 2031	40,000	42,100
France Telecom, 4.375%, 2014	240,000	258,247
Frontier Communications Corp., 8.5%, 2020	105,000	116,550
Juniper Networks, Inc., 4.6%, 2021	50,000	49,936
Qwest Communications International, Inc., 8%, 2015	40,000	43,650
Qwest Communications International, Inc., 7.125%, 2018 (n)	95,000	101,888
Qwest Communications International, Inc. “B”, 7.5%, 2014	100,000	101,500
Qwest Corp., 7.5%, 2014	95,000	108,775
Telefonica Emisiones S.A.U., 2.582%, 2013	500,000	503,579
Telefonica S.A., 5.877%, 2019	330,000	346,942
Verizon Communications, Inc., 8.75%, 2018	440,000	567,809
Windstream Corp., 8.625%, 2016	200,000	211,500
Windstream Corp., 8.125%, 2018	15,000	16,050
Windstream Corp., 7.75%, 2020	50,000	51,813

		$3,547,327

Oil Services – 0.4%
Edgen Murray Corp., 12.25%, 2015	$60,000	$57,300
Expro Finance Luxembourg, 8.5%, 2016 (n)	105,000	107,888
McJunkin Red Man Holding Corp., 9.5%, 2016 (n)	55,000	54,450
Pioneer Drilling Co., 9.875%, 2018	105,000	114,450
Trinidad Drilling Ltd., 7.875%, 2019 (n)	60,000	62,775

		$396,863

Oils – 0.3%
LUKOIL International Finance B.V., 6.125%, 2020 (n)	$253,000	$255,859

Other Banks & Diversified Financials – 5.7%
Alfa Bank, 7.875%, 2017 (n)	$124,000	$128,030
American Express Centurion Bank, 5.5%, 2013	250,000	268,708
Banco Santander U.S. Debt S.A.U., 2.991%, 2013 (n)	500,000	487,817
Bank of China (Hong Kong) Ltd., 5.55%, 2020 (n)	302,000	310,687
Capital One Financial Corp., 8.8%, 2019	270,000	341,010
Capital One Financial Corp., 10.25%, 2039	370,000	401,913
Citigroup Capital XXI, 8.3% to 2037, FRN to 2077	110,000	113,300
Citigroup, Inc., 6.375%, 2014	230,000	256,627

MFS InterMarket Income Trust I

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – continued
Citigroup, Inc., 6.01%, 2015	$200,000	$219,469
Citigroup, Inc., 8.5%, 2019	204,000	253,125
Danske Bank A/S, 3.75%, 2015 (n)	510,000	518,952
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	243,000	273,509
Isbank GmbH, 5.1%, 2016 (n)	312,000	308,165
LBG Capital No.1 PLC, 7.875%, 2020 (n)	130,000	125,450
Lloyds TSB Bank PLC, 5.8%, 2020 (n)	480,000	477,860
Santander UK PLC, 8.963% to 2030, FRN to 2049	140,000	154,000
Svenska Handelsbanken AB, 4.875%, 2014 (n)	580,000	620,629
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	500,000	487,500

		$5,746,751

Pharmaceuticals – 1.4%
Celgene Corp., 2.45%, 2015	$130,000	$126,007
Celgene Corp., 3.95%, 2020	300,000	285,418
Pfizer, Inc., 6.2%, 2019	500,000	579,025
Roche Holdings, Inc., 6%, 2019 (n)	390,000	445,500
Valeant Pharmaceuticals International, Inc., 6.75%, 2017 (n)	5,000	5,175

		$1,441,125

Pollution Control – 0.6%
Allied Waste North America, Inc., 7.125%, 2016	$250,000	$260,625
Republic Services, Inc., 5.25%, 2021	320,000	337,012

		$597,637

Printing & Publishing – 0.2%
American Media, Inc., 13.5%, 2018 (z)	$9,917	$10,128
McClatchy Co., 11.5%, 2017	55,000	62,425
Nielsen Finance LLC, 11.5%, 2016	45,000	52,988
Nielsen Finance LLC, 7.75%, 2018 (n)	40,000	43,250

		$168,791

Railroad & Shipping – 0.2%
Kansas City Southern Railway, 8%, 2015	$130,000	$141,050
Panama Canal Railway Co., 7%, 2026 (n)	114,436	104,137

		$245,187

Real Estate – 0.8%
Entertainment Properties Trust, REIT, 7.75%, 2020 (n)	$85,000	$89,463
HCP, Inc., REIT, 5.375%, 2021	283,000	289,261
Kimco Realty Corp., REIT, 6.875%, 2019	82,000	95,706
WEA Finance LLC, REIT, 6.75%, 2019 (n)	250,000	285,865

		$760,295

Restaurants – 0.5%
Dunkin Finance Corp., 9.625%, 2018 (n)	$34,000	$34,425
YUM! Brands, Inc., 8.875%, 2011	500,000	504,697

		$539,122

Retailers – 1.9%
AutoZone, Inc., 6.5%, 2014	$420,000	$469,762
Burlington Coat Factory Warehouse Corp., 10%, 2019 (z)	20,000	20,200
Express LLC/Express Finance Corp., 8.75%, 2018	60,000	64,575
Limited Brands, Inc., 6.9%, 2017	70,000	75,075
Limited Brands, Inc., 6.95%, 2033	40,000	37,200
Macy’s, Inc., 8.375%, 2015	330,000	381,975
Neiman Marcus Group, Inc., 10.375%, 2015	100,000	105,875
QVC, Inc., 7.375%, 2020 (n)	80,000	84,800

MFS InterMarket Income Trust I

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Retailers – continued
Sally Beauty Holdings, Inc., 10.5%, 2016	$65,000	$71,500
Staples, Inc., 9.75%, 2014	260,000	314,067
Toys “R” Us Property Co. II LLC, 8.5%, 2017	55,000	59,813
Toys “R” Us, Inc., 10.75%, 2017	145,000	165,663
YCC Holdings LLC, 10.25%, 2016 (p)(z)	50,000	51,500

		$1,902,005

Specialty Stores – 0.3%
Giraffe Acquisition Corp., 9.125%, 2018 (n)	$40,000	$40,800
Michaels Stores, Inc., 11.375%, 2016	70,000	76,475
Michaels Stores, Inc., 7.75%, 2018 (n)	70,000	72,275
Payless ShoeSource, Inc., 8.25%, 2013	98,000	99,654

		$289,204

Supermarkets – 0.8%
Delhaize Group, 5.875%, 2014	$290,000	$317,906
Safeway, Inc., 6.25%, 2014	400,000	442,809

		$760,715

Supranational – 0.5%
Central American Bank, 4.875%, 2012 (n)	$450,000	$462,380

Telecommunications - Wireless – 2.7%
American Tower Corp., 4.625%, 2015	$180,000	$187,698
Clearwire Corp., 12%, 2015 (n)	215,000	234,350
Cricket Communications, Inc., 7.75%, 2016	75,000	79,313
Crown Castle International Corp., 9%, 2015	65,000	73,125
Crown Castle International Corp., 7.125%, 2019	170,000	180,838
Crown Castle Towers LLC, 6.113%, 2020 (n)	363,000	394,231
Digicel Group Ltd., 10.5%, 2018 (n)	155,000	176,700
MetroPCS Wireless, Inc., 7.875%, 2018	45,000	47,531
Nextel Communications, Inc., 7.375%, 2015	95,000	95,238
NII Holdings, Inc., 10%, 2016	90,000	101,925
NII Holdings, Inc., 8.875%, 2019	55,000	60,775
Rogers Communications, Inc., 6.8%, 2018	600,000	710,948
SBA Communications Corp., 8.25%, 2019	35,000	38,588
Sprint Capital Corp., 6.875%, 2028	50,000	45,063
Sprint Nextel Corp., 8.375%, 2017	200,000	221,750
Sprint Nextel Corp., 8.75%, 2032	35,000	36,400

		$2,684,473

Telephone Services – 0.2%
Cogent Communications Group, Inc., 8.375%, 2018 (z)	$40,000	$41,500
Embarq Corp., 7.995%, 2036	55,000	62,505
Frontier Communications Corp., 8.125%, 2018	110,000	122,238

		$226,243

Tobacco – 1.4%
Altria Group, Inc., 9.25%, 2019	$410,000	$532,535
Lorillard Tobacco Co., 8.125%, 2019	141,000	158,101
Lorillard Tobacco Co., 6.875%, 2020	170,000	176,227
Reynolds American, Inc., 7.625%, 2016	130,000	154,470
Reynolds American, Inc., 6.75%, 2017	300,000	337,731

		$1,359,064

Transportation - Services – 1.1%
ACL I Corp., 10.625%, 2016 (p)(z)	$80,000	$79,945
American Petroleum Tankers LLC, 10.25%, 2015 (n)	50,000	52,313

MFS InterMarket Income Trust I

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Transportation - Services – continued
Commercial Barge Line Co., 12.5%, 2017	$160,000	$185,600
Erac USA Finance Co., 6.375%, 2017 (n)	340,000	381,824
Hertz Corp., 8.875%, 2014	61,000	62,601
Hertz Corp., 7.5%, 2018 (n)	65,000	68,819
Hertz Corp., 7.375%, 2021 (n)	95,000	99,275
Navios Maritime Acquisition Corp., 8.625%, 2017 (n)	40,000	41,700
Navios Maritime Holdings, Inc., 8.875%, 2017	50,000	54,000
Swift Services Holdings, Inc., 10%, 2018 (z)	65,000	71,175

		$1,097,252

U.S. Government Agencies and Equivalents – 0.0%
National Credit Union Administration Guaranteed Note, 2.9%, 2020	$20,000	$19,478

Utilities - Electric Power – 5.3%
AES Corp., 8%, 2017	$240,000	$260,400
Allegheny Energy, Inc., 5.75%, 2019 (n)	340,000	350,120
Calpine Corp., 8%, 2016 (n)	105,000	113,925
Calpine Corp., 7.875%, 2020 (n)	125,000	132,188
CMS Energy Corp., 4.25%, 2015	250,000	251,170
Colbun S.A., 6%, 2020 (n)	264,000	265,350
Covanta Holding Corp., 7.25%, 2020	70,000	73,518
Duke Energy Corp., 3.35%, 2015	380,000	388,496
Dynegy Holdings, Inc., 7.125%, 2018	195,000	138,450
Dynegy Holdings, Inc., 7.75%, 2019	135,000	97,538
Edison Mission Energy, 7%, 2017	170,000	138,125
EDP Finance B.V., 6%, 2018 (n)	380,000	373,373
Enel Finance International S.A., 5.7%, 2013 (n)	300,000	318,592
Enel Finance International S.A., 6.25%, 2017 (n)	260,000	283,722
Energy Future Holdings Corp., 10.25%, 2020 (n)	120,000	124,962
Energy Future Holdings Corp., 10%, 2020	230,000	240,086
Entergy Corp., 5.125%, 2020	139,000	138,593
Exelon Generation Co. LLC, 5.2%, 2019	150,000	154,555
FirstEnergy Corp., 6.45%, 2011	22,000	22,749
Genon Escrow Corp., 9.875%, 2020 (n)	105,000	110,513
Georgia Power Co., 6%, 2013	150,000	167,758
Iberdrola Finance Ireland Ltd., 3.8%, 2014 (n)	440,000	443,551
Oncor Electric Delivery Co., 5.95%, 2013	430,000	472,364
Pacific Gas & Electric Co., 4.2%, 2011	245,000	245,000
Texas Competitive Electric Holdings LLC, 10.25%, 2015	105,000	59,063

		$5,364,161

Total Bonds		$103,926,858

Floating Rate Loans (g)(r) – 0.3%
Automotive – 0.1%
Allison Transmission, Inc., Term Loan B, 3.02%, 2014	$87,149	$86,823

Broadcasting – 0.1%
Gray Television, Inc., Term Loan B, 3.77%, 2014	$39,790	$39,612
New Young Broadcasting Holding Co., Inc., Term Loan, 8%, 2015	31,358	31,488

		$71,100

Building – 0.0%
Goodman Global Holdings, Inc., 2nd Lien Term Loan, 9%, 2017	$3,909	$4,029

Consumer Services – 0.0%
Realogy Corp., Letter of Credit, 3.113%, 2016	$5,459	$5,236

MFS InterMarket Income Trust I

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11 - continued

Issuer	Shares/Par	Value ($)
Floating Rate Loans (g)(r) – continued
Consumer Services – continued
Realogy Corp., Term Loan, 5.25%, 2016	$32,184	$30,873

		$36,109

Financial Institutions – 0.0%
American General Financial Corp., Term Loan B, 7.25%, 2015	$17,035	$17,186

Gaming & Lodging – 0.1%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 3.5%, 2014 (d)	$117,595	$1,105
MGM Mirage, Term Loan, 7%, 2014 (o)	65,595	64,602

		$65,707

Total Floating Rate Loans		$280,954

Common Stocks – 0.1%
Automotive – 0.0%
Accuride Corp. (a)	2,303	$32,219

Broadcasting – 0.0%
New Young Broadcasting Holding Co., Inc. (a)	14	$35,000

Printing & Publishing – 0.1%
American Media Operations, Inc. (a)	2,541	$36,260
Quad/Graphics, Inc. (a)	111	4,820

		$41,080

Special Products & Services – 0.0%
Mark IV Industries LLC, Common Units, “A” (a)	72	$4,212
Trucking – 0.0%
Quality Distribution, Inc. (a)	671	$6,777

Total Common Stocks		$119,288

Preferred Stocks – 0.1%
Automotive – 0.1%
General Motors Co., 4.75%	1,900	$96,672

Other Banks & Diversified Financials – 0.0%
Citigroup Capital XIII, 7.875%	800	$21,640

Total Preferred Stocks		$118,312

	Strike Price	First Exercise
Warrants – 0.1%
Broadcasting – 0.1%
New Young Broadcasting Holding Co., Inc. (1 share for 1 warrant) (a)	$0.01	7/14/10	30	$75,000

Money Market Funds (v) – 3.4%
MFS Institutional Money Market Portfolio, 0.2%, at Net Asset Value			3,380,150	$3,380,150

Total Investments				$107,900,562

Other Assets, Less Liabilities – (7.7)%				(7,680,897)

Net Assets – 100.0%				$100,219,665

(a)	Non-income producing security.
(d)	Non-income producing security - in default.
(e)	Guaranteed by Minister for Finance of Ireland.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $25,756,369, representing 25.70% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.

MFS InterMarket Income Trust I

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11 - continued

(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
ACL I Corp., 10.625%, 2016	2/10/11	$78,608	$79,945
AMC Entertainment, Inc., 9.75%, 2020	12/01/10	50,000	53,625
American Media, Inc., 13.5%, 2018	12/22/10	10,074	10,128
Anthracite Ltd., “A”, CDO, FRN, 0.622%, 2019	1/28/10	126,791	157,532
Bresnan Broadband Holdings LLC, 8%, 2018	12/01/10	25,000	26,250
Burlington Coat Factory Warehouse Corp., 10%, 2019	2/17/11	20,000	20,200
CPI International Acquisition, Inc., 8%, 2018	2/03/11	25,000	25,188
Capital Trust Realty Ltd., CDO, 5.16%, 2035	9/16/10	300,370	303,000
Cequel Communications Holdings, 8.625%, 2017	1/13/11	30,851	31,725
Citadel Broadcasting Corp., 7.75%, 2018	12/06/10	15,000	16,088
Cogent Communications Group, Inc., 8.375%, 2018	1/11/11	40,000	41,500
Crest Ltd., “A1” CDO, FRN, 0.782%, 2018	1/21/10	205,490	232,095
Elizabeth Arden, Inc., 7.375%, 2021	1/13/11 - 1/21/11	61,080	63,000
Intesa Sanpaolo S.p.A., FRN, 2.712%, 2014	2/14/11	200,000	199,716
LBI Media, Inc., 8.5%, 2017	7/18/07	59,273	50,175
Local TV Finance LLC, 9.25%, 2015	5/02/07 - 2/16/11	146,914	142,364
NAI Entertainment Holdings LLC, 8.25%, 2017	12/02/10 - 12/20/10	46,566	48,375
Nationstar Mortgage LLC, 10.875%, 2015	3/23/10 - 12/08/10	63,446	66,950
Packaging Dynamics Corp., 8.75%, 2016	1/25/11 - 2/01/11	35,587	35,831
Ply Gem Industries, Inc., 8.25%, 2018	2/09/11	30,000	30,713
Polypore International, Inc., 7.5%, 2017	11/10/10	15,000	15,525
RSC Equipment Rental, Inc., 8.25%, 2021	1/13/11 - 1/14/11	45,496	47,588
SIRIUS XM Radio, Inc., 13%, 2013	12/15/10	35,276	35,775
Swift Services Holdings, Inc., 10%, 2018	12/15/10	65,000	71,175
Syniverse Holdings, Inc., 9.125%, 2019	12/16/10	66,297	70,200
UCI International, Inc., 8.625%, 2019	1/11/11	25,000	26,625
USI Holdings Corp., 9.75%, 2015	4/26/07 - 5/03/07	75,492	77,250
YCC Holdings LLC, 10.25%, 2016	2/04/11 - 2/10/11	50,485	51,500

Total Restricted Securities			$2,030,038
% of Net Assets			2.0%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
SEK	Swedish Krona

MFS InterMarket Income Trust I

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11 - continued

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS InterMarket Income Trust I

Supplemental Information (Unaudited) 2/28/11

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, and swap contracts.

MFS InterMarket Income Trust I

Supplemental Information (Unaudited) 2/28/11 - continued

(1) Investment Valuations - continued

The following is a summary of the levels used as of February 28, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$162,128	$150,472	$—	$312,600
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	19,478	—	19,478
Non-U.S. Sovereign Debt	—	18,506,603	—	18,506,603
Corporate Bonds	—	60,522,539	—	60,522,539
Residential Mortgage-Backed Securities	—	3,124,819	—	3,124,819
Asset-Backed Securities (including CDOs)	—	976,316	—	976,316
Foreign Bonds	—	20,777,103	—	20,777,103
Floating Rate Loans	—	280,954	—	280,954
Mutual Funds	3,380,150	—	—	3,380,150

Total Investments	$3,542,278	$104,358,284	$—	$107,900,562

Other Financial Instruments
Futures	$(773)	$—	$—	$(773)
Swaps	—	10,469	—	10,469
Forward Currency Contracts	—	(197,470)	—	(197,470)

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$102,753,832

Gross unrealized appreciation	$6,874,296
Gross unrealized depreciation	(1,727,566)

Net unrealized appreciation (depreciation)	$5,146,730

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

MFS InterMarket Income Trust I

Supplemental Information (Unaudited) 2/28/11 - continued

(3) Derivative Contracts at 2/28/11

Forward Foreign Currency Exchange Contracts at 2/28/11

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	CAD	Barclays Bank PLC	35,000	4/12/11	$35,341	$35,994	$653
BUY	EUR	Barclays Bank PLC	125,000	4/12/11	169,266	172,406	3,140
BUY	EUR	Citibank N.A.	91,636	4/12/11	126,313	126,389	76
BUY	EUR	Deutsche Bank AG	167,088	4/12/11	215,823	230,456	14,633
BUY	EUR	UBS AG	179,041	3/15/11	235,371	247,027	11,656
BUY	GBP	Barclays Bank PLC	12,000	4/12/11	19,311	19,501	190
BUY	IDR	JPMorgan Chase Bank N.A.	1,361,663,000	5/11/11	151,212	152,562	1,350
BUY	SEK	Credit Suisse Group	14,605	4/12/11	2,140	2,301	161

							$31,859

Liability Derivatives
SELL	CAD	Goldman Sachs International	576,015	4/12/11	$579,224	$592,359	$(13,135)
BUY	CNY	JPMorgan Chase Bank N.A.	3,258,000	3/18/11	497,025	495,925	(1,100)
BUY	EUR	Citibank N.A.	57,798	4/12/11	79,803	79,718	(85)
SELL	EUR	UBS AG	2,605,191	3/15/11	3,441,040	3,594,447	(153,407)
SELL	GBP	Barclays Bank PLC	319,414	4/12/11	494,430	519,074	(24,644)
SELL	GBP	Deutsche Bank AG	319,414	4/12/11	494,328	519,074	(24,746)
SELL	JPY	Credit Suisse Group	61,945,636	4/12/11	745,220	757,432	(12,212)

							$(229,329)

Futures Contracts Outstanding at 2/28/11

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	2	$240,688	June-2011	$(773)

Swap Agreements at 2/28/11

Expiration	Notional Amount			Counterparty	Cash Flows to Receive		Cash Flows to Pay	Fair Value
Asset Derivatives
Credit Default Swaps
9/20/14	USD	460,000	(a)	Goldman Sachs International	1.00	% (fixed rate)	(1)	$10,469

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by Cargill Inc., 7.375%, 10/01/25, an A2 rated bond. The fund entered into the contract to gain issuer exposure.

(a)	Net unamortized premiums received by the fund amounted to $755.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Each reference security, including each individual security within a reference basket of securities, is assigned a rating from Moody’s Investor Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or

MFS InterMarket Income Trust I

Supplemental Information (Unaudited) 2/28/11 - continued

repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap’s notional amount.

At February 28, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,790,309	7,792,614	(7,202,773)	3,380,150

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,021	$3,380,150

(5) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings, based on net assets, as of February 28, 2011, are as follows:

United States	60.3%
United Kingdom	5.5%
Japan	4.2%
Canada	4.2%
France	3.0%
Italy	2.4%
Netherlands	2.4%
Germany	2.3%
Spain	2.0%
Other Countries	13.7%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INTERMARKET INCOME TRUST I

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: April 15, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: April 15, 2011

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 15, 2011

*	Print name and title of each signing officer under his or her signature.